Intangible Assets and Goodwill	12 Months Ended
Aug. 31, 2020
Intangible Assets and Goodwill [Abstract]
Intangible Assets and Goodwill
10	Intangible Assets and Goodwill

Intangible assets

	Core technology	Customer relationships	In-process research and development	Brand name	Software	Total

Cost as at September 1, 2018	$28,058	$10,291	$292	$796	$12,660	$52,097
Additions	363	–	–	–	1,719	2,082
Disposal	(27)	–	(293)	–	(222)	(542)
Foreign currency translation adjustment	(1,955)	(618)	1	(46)	(240)	(2,858)
Cost as at August 31, 2019	26,439	9,673	–	750	13,917	50,779
Additions	427	–	–	–	1,398	1,825
Disposal	(181)	–	–	(812)	(2,222)	(3,215)
Foreign currency translation adjustment	1,939	561	–	62	461	3,023
Cost as at August 31, 2020	$28,624	$10,234	$–	$–	$13,554	$52,412

Accumulated amortization as at September 1, 2018	$9,610	$3,933	$–	$512	$8,176	$22,231
Amortization for the year	4,926	2,372	–	284	1,430	9,012
Disposal	(19)	–	–	–	(219)	(238)
Foreign currency translation adjustment	(1,080)	(424)	–	(46)	(330)	(1,880)
Accumulated amortization as at August 31, 2019	13,437	5,881	–	750	9,057	29,125
Amortization for the year	3,946	1,259	–	–	1,262	6,467
Disposal	(111)	–	–	(812)	(2,069)	(2,992)
Foreign currency translation adjustment	1,230	600	–	62	304	2,196
Accumulated amortization as at August 31, 2020	$18,502	$7,740	$–	$–	$8,554	$34,796

Net carrying value as at:
August 31, 2019	$13,002	$3,792	$–	$–	$4,860	$21,654
August 31, 2020	$10,122	$2,494	$–	$–	$5,000	$17,616

Remaining amortization period as at August 31, 2020	3 years	1 year	–	–	3 years

Goodwill

	Years ended August 31,
	2020	2019

Balance – Beginning of year	$38,648	$39,892
Foreign currency translation adjustment	1,642	(1,244)
Balance – End of year	$40,290	$38,648

Goodwill has been allocated to the lowest level within the company at which it is monitored by management to make business decisions, which are the following CGUs:

	As at August 31,
	2020	2019

EXFO CGU	$13,200	$12,949
EXFO Optics CGU	3,648	3,376
Service assurance, systems and services CGU	23,442	22,323
Total	$40,290	$38,648

The company elected to perform its annual goodwill impairment testing in the fourth quarter of each fiscal year for all CGUs.

In fiscal 2020, the coronavirus pandemic had a negative impact on the company’s sales and operating results, and the company believes it may continue to negatively impact its sales and operating results to a certain extent over an undetermined period, depending on the evolution of the pandemic and its treatment, if any. In addition, since the beginning of the coronavirus outbreak, the company’s stock price has been significantly fluctuating. As a result of these impacts, during the third quarter of fiscal 2020, the company concluded that they represented a triggering event and performed goodwill impairment testing for all CGUs as at May 31, 2020. The company also performed its annual goodwill impairment test as at August 31, 2020.

In performing the goodwill impairment review of its CGUs as at May 31, 2020 and August 31, 2020, the company determined the recoverable amount of goodwill based on fair value less costs of disposal. In estimating the recoverable amount of EXFO Optics CGU, the company used a capitalized cash flows method. In addition, for the Service assurance, systems and services (SASS) CGU, the company used a cost approach based on the level of research and development expenses incurred over the last two years. Finally, as the sales and operations of the EXFO CGU constitutes the significant majority of the company’s sales and operations, the company compared the carrying amount of the EXFO CGU to the company’s overall market capitalization, after adjustment for a control premium and the adjustment to deduct the recoverable amount of the EXFO Optics and SASS CGUs.

As at May 31 and August 31, 2020, the recoverable amount for all CGUs exceeded their carrying value.